UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06569

Exact name of registrant as specified in charter:	Ivy Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2023

Item 1. Reports to Stockholders

Semiannual report

Delaware Ivy Accumulative Fund

December 31, 2023

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Ivy Accumulative Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Ivy Accumulative Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of December 31, 2023, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from July 1, 2023 to December 31, 2023 (Unaudited)

The Fund seeks to provide capital growth and appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2023 to December 31, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from July 1, 2023 to December 31, 2023 (Unaudited)

Delaware Ivy Accumulative Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Annualized Expense Ratio	Expenses Paid During Period 7/1/23 to 12/31/23*
Actual Fund return†
Class A	$1,000.00	$1,074.80	1.12%	$5.84
Class C	1,000.00	1,073.60	1.87%	9.75
Class I	1,000.00	1,078.40	0.87%	4.55
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.51	1.12%	$5.69
Class C	1,000.00	1,015.74	1.87%	9.48
Class I	1,000.00	1,020.76	0.87%	4.42
*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations and top 10 equity holdings
Delaware Ivy Accumulative Fund	As of December 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.89%
Communication Services	8.84%
Consumer Discretionary	11.61%
Consumer Staples	2.51%
Financials	11.58%
Healthcare	12.06%
Industrials	9.49%
Information Technology*	40.15%
Real Estate	3.65%
Short-Term Investments	0.00%
Total Value of Securities	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Internet, Semiconductors, Software, and Telecommunications. As of December 31, 2023, such amounts, as a percentage of total net assets were 7.00%, 3.66%, 4.81%, 21.28%, and 3.40%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.
3

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Accumulative Fund

Top 10 equity holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	12.42%
Apple	7.00%
Alphabet Class A	5.72%
Amazon.com	5.25%
Visa Class A	4.96%
NVIDIA	4.81%
UnitedHealth Group	4.06%
VeriSign	3.66%
CoStar Group	3.65%
Intuit	3.48%
4

Schedule of investments
Delaware Ivy Accumulative Fund	December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.89% t
Communication Services — 8.84%
Alphabet Class A †	256,131	$35,778,939
Alphabet Class C †	41,330	5,824,637
Electronic Arts	99,935	13,672,107
		55,275,683
Consumer Discretionary — 11.61%
Amazon.com †	216,127	32,838,336
Booking Holdings †	1,956	6,938,362
Ferrari	41,436	14,023,186
Home Depot	11,450	3,967,998
LVMH Moet Hennessy Louis Vuitton ADR	58,577	9,515,834
NIKE Class B	48,555	5,271,616
		72,555,332
Consumer Staples — 2.51%
Coca-Cola	265,961	15,673,082
		15,673,082
Financials — 11.58%
Intercontinental Exchange	143,805	18,468,876
Mastercard Class A	16,083	6,859,560
S&P Global	36,445	16,054,751
Visa Class A	118,962	30,971,757
		72,354,944
Healthcare — 12.06%
Cooper	25,382	9,605,564
Danaher	73,966	17,111,295
Intuitive Surgical †	28,998	9,782,765
UnitedHealth Group	48,173	25,361,639
Veeva Systems Class A †	34,043	6,553,959
Zoetis	35,414	6,989,661
		75,404,883
Industrials — 9.49%
Broadridge Financial Solutions	54,703	11,255,142
Equifax	54,269	13,420,181
JB Hunt Transport Services	53,730	10,732,030
TransUnion	50,339	3,458,793
Union Pacific	4,197	1,030,867
Verisk Analytics	23,826	5,691,078
Waste Connections	92,143	13,754,186
		59,342,277
5

Schedule of investments

Delaware Ivy Accumulative Fund

	Number of shares	Value (US $)
Common Stocks t (continued)
Information Technology — 40.15%
Adobe †	17,534	$10,460,785
Apple	227,134	43,730,109
Autodesk †	37,242	9,067,682
Intuit	34,755	21,722,918
Microsoft	206,501	77,652,636
Motorola Solutions	67,943	21,272,274
NVIDIA	60,715	30,067,282
Salesforce †	53,694	14,129,039
VeriSign †	110,997	22,860,942
		250,963,667
Real Estate — 3.65%
CoStar Group †	260,872	22,797,604
		22,797,604
Total Common Stocks (cost $499,477,992)		624,367,472

Short-Term Investments — 0.00%
Money Market Mutual Funds — 0.00%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	5,616	5,616
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	5,616	5,616
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	5,616	5,616
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	5,616	5,616
Total Short-Term Investments (cost $22,464)		22,464
Total Value of Securities—99.89% (cost $499,500,456)		$624,389,936
t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

6

Statement of assets and liabilities
Delaware Ivy Accumulative Fund	December 31, 2023 (Unaudited)
Assets:
Investments, at value*	$624,389,936
Cash	453
Receivable for securities sold	2,465,636
Receivable for fund shares sold	817,311
Dividends receivable	151,603
Prepaid expenses	35,670
Foreign tax reclaims receivable	4,662
Other assets	81,642
Total Assets	627,946,913

Liabilities:
Payable for fund shares redeemed	1,946,690
Other accrued expenses	362,407
Investment management fees payable to affiliates	360,607
Distribution fees payable to affiliates	114,819
Administration expenses payable to affiliates	110,580
Total Liabilities	2,895,103
Total Net Assets	$625,051,810

Net Assets Consist of:
Paid-in capital	$817,297,661
Total distributable earnings (loss)	(192,245,851)
Total Net Assets	$625,051,810
7

Statement of assets and liabilities

Delaware Ivy Accumulative Fund

Net Asset Value

Class A:
Net assets	$534,569,215
Shares of beneficial interest outstanding, unlimited authorization, no par	97,835,287
Net asset value per share	$5.46
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$5.79

Class C:
Net assets	$1,746,186
Shares of beneficial interest outstanding, unlimited authorization, no par	544,678
Net asset value per share	$3.21

Class I:
Net assets	$88,736,409
Shares of beneficial interest outstanding, unlimited authorization, no par	15,733,730
Net asset value per share	$5.64

*Investments, at cost	$499,500,456

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations
Delaware Ivy Accumulative Fund	Six months ended December 31, 2023 (Unaudited)
Investment Income:
Dividends	$1,998,203
Foreign tax withheld	(16,555)
1,981,648

Expenses:
Management fees	2,181,312
Distribution expenses — Class A	664,976
Distribution expenses — Class C	8,500
Dividend disbursing and transfer agent fees and expenses	332,116
Accounting and administration expenses	90,284
Custodian fees	56,306
Reports and statements to shareholders expenses	43,137
Registration fees	22,623
Audit and tax fees	18,058
Legal fees	14,043
Trustees’ fees and expenses	12,298
Other	11,563
3,455,216
Less expenses waived	(69,767)
Less expenses paid indirectly	(914)
Total operating expenses	3,384,535
Net Investment Income (Loss)	(1,402,887)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	24,654,841
Net change in unrealized appreciation (depreciation) on investments	21,497,240
Net Realized and Unrealized Gain (Loss)	46,152,081
Net Increase (Decrease) in Net Assets Resulting from Operations	$44,749,194

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets

Delaware Ivy Accumulative Fund

	Six months ended 12/31/23 (Unaudited)	Year ended 6/30/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,402,887)	$(5,794,627)
Net realized gain (loss)	24,654,841	(307,602,017)
Net change in unrealized appreciation (depreciation)	21,497,240	443,619,796
Net increase (decrease) in net assets resulting from operations	44,749,194	130,223,152

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(223,588,790)
Class C	—	(969,030)
Class I	—	(50,522,798)
	—	(275,080,618)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	9,696,399	15,579,239
Class C	127,029	233,932
Class I	11,511,068	53,713,923
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	221,112,245
Class C	—	969,030
Class I	—	50,520,720
	21,334,496	342,129,089
10

	Six months ended 12/31/23 (Unaudited)	Year ended 6/30/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(70,174,134)	$(254,449,179)
Class C	(269,369)	(866,673)
Class I	(24,716,403)	(135,739,624)
Class R6	—	(123,558)
	(95,159,906)	(391,179,034)
Decrease in net assets derived from capital share transactions	(73,825,410)	(49,049,945)
Net Decrease in Net Assets	(29,076,216)	(193,907,411)

Net Assets:
Beginning of period	654,128,026	848,035,437
End of period	$625,051,810	$654,128,026

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware Ivy Accumulative Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended 12/31/23[1]	Year ended
(Unaudited)	6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
$5.08	$7.02	$15.44	$11.18	$10.57	$10.47

(0.01)	(0.05)	(0.11)	(0.08)	(0.05)	— [3]
0.39	0.95	(6.28)	5.07	1.54	1.25
0.38	0.90	(6.39)	4.99	1.49	1.25

—	—	(0.10)	—	—	(0.05)
—	(2.84)	(1.93)	(0.73)	(0.88)	(1.10)
—	(2.84)	(2.03)	(0.73)	(0.88)	(1.15)

$5.46	$5.08	$7.02	$15.44	$11.18	$10.57

7.48%[5]	21.79%	(47.36%)	45.48%	15.01%	13.86%

$534,569	$556,932	$688,124	$1,578 [6]	$1,185 [6]	$1,141 [6]
1.12%	1.10%	1.06%	1.04%	1.10%	1.11%
1.14%	1.10%	1.06%	1.04%	1.10%	1.11%
(0.48%)	(0.85%)	(0.89%)	(0.56%)	(0.50%)	0.02%
(0.50%)	(0.85%)	(0.89%)	(0.56%)	(0.50%)	0.02%
11%	95%	116%	40%	85%	123%
13

Financial highlights

Delaware Ivy Accumulative Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 12/31/23[1]	Year ended
(Unaudited)	6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
$2.99	$5.34	$12.28	$9.07	$8.81	$8.90

(0.02)	(0.06)	(0.18)	(0.17)	(0.12)	(0.08)
0.24	0.55	(4.79)	4.07	1.26	1.04
0.22	0.49	(4.97)	3.90	1.14	0.96

—	—	(0.04)	—	—	—
—	(2.84)	(1.93)	(0.69)	(0.88)	(1.05)
—	(2.84)	(1.97)	(0.69)	(0.88)	(1.05)

$3.21	$2.99	$5.34	$12.28	$9.07	$8.81

7.36%	20.66%	(47.80%)	43.94%	13.99%	12.88%

$1,746	$1,774	$2,077	$5 [4]	$3 [4]	$3 [4]
1.87%	1.92%	1.99%	2.03%	2.06%	2.07%
1.89%	2.18%	2.08%	2.04%	2.14%	2.15%
(1.23%)	(1.66%)	(1.83%)	(1.53%)	(1.46%)	(0.97%)
(1.25%)	(1.92%)	(1.92%)	(1.54%)	(1.54%)	(1.05%)
11%	95%	116%	40%	85%	123%
15

Financial highlights

Delaware Ivy Accumulative Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 12/31/23[1]	Year ended
(Unaudited)	6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
$5.23	$7.13	$15.63	$11.31	$10.65	$10.55

(0.01)	(0.03)	(0.09)	(0.05)	(0.03)	0.03
0.42	0.97	(6.36)	5.11	1.57	1.25
0.41	0.94	(6.45)	5.06	1.54	1.28

—	—	(0.12)	—	—	(0.08)
—	(2.84)	(1.93)	(0.74)	(0.88)	(1.10)
—	(2.84)	(2.05)	(0.74)	(0.88)	(1.18)

$5.64	$5.23	$7.13	$15.63	$11.31	$10.65

7.84%[4]	22.04%	(47.24%)[4]	45.60%[4]	15.38%[4]	14.07%[4]

$88,737	$95,422	$157,719	$409 [5]	$289 [5]	$261 [5]
0.87%	0.79%	0.87%	0.87%	0.87%	0.87%
0.89%	0.79%	0.89%	0.88%	0.91%	0.91%
(0.23%)	(0.57%)	(0.70%)	(0.39%)	(0.28%)	0.25%
(0.25%)	(0.57%)	(0.72%)	(0.40%)	(0.32%)	0.21%
11%	95%	116%	40%	85%	123%
17

Notes to financial statements
Delaware Ivy Accumulative Fund	December 31, 2023 (Unaudited)

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 30 series. These financial statements and the related notes pertain to Delaware Ivy Accumulative Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Class I shares. On December 2, 2022, Class R6 shares were liquidated. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class I shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions

18

are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended December 31, 2023, and for all open tax years (years ended June 30, 2020–June 30, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended December 31, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

19

Notes to financial statements

Delaware Ivy Accumulative Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.87% of the Fund’s average daily net assets from July 1, 2023 through October 29, 2024 for all share classes. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from July 1, 2023 through October 29, 2024 is as follows:

Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class I
1.12%	1.87%	0.87%

DMC may seek investment advice and recommendations from its affiliate, Macquarie Investment Management Global Limited (MIMGL) and may permit MIMGL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge. For these services, DMC, not the Fund, may pay MIMGL a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC’s annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended December 31, 2023, the Fund paid $12,908 for these services.

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DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended December 31, 2023, the Fund paid $20,481 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Class I shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended December 31, 2023, the Fund paid $8,628 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended December 31, 2023, DDLP earned $1,998 for commissions on sales of the Fund’s Class A shares. For the six months ended December 31, 2023, DDLP received gross CDSC commissions of $386 and $224 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

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Notes to financial statements

Delaware Ivy Accumulative Fund

3. Investments

For the six months ended December 31, 2023, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$70,285,508
Sales	142,508,393

At December 31, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2023, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$499,500,456
Aggregate unrealized appreciation of investments	$126,493,835
Aggregate unrealized depreciation of investments	(1,604,355)
Net unrealized appreciation of investments	$124,889,480

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At June 30, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$277,680,086	$56,989,931	$334,670,017

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are
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observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2023:

Level 1
Securities
Assets:
Common Stocks	$624,367,472
Short-Term Investments	22,464
Total Value of Securities	$624,389,936

During the six months ended December 31, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of December 31, 2023, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 12/31/23	Year ended 6/30/23
Shares sold:
Class A	1,884,490	3,140,808
Class C	41,840	58,527
Class I	2,209,162	8,466,307
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Notes to financial statements

Delaware Ivy Accumulative Fund

4. Capital Shares (continued)

	Six months ended 12/31/23	Year ended 6/30/23
Shares issued upon reinvestment of dividends and distributions:
Class A	—	53,151,982
Class C	—	393,914
Class I	—	11,803,906
	4,135,492	77,015,444

Shares redeemed:
Class A	(13,731,676)	(44,636,197)
Class C	(90,245)	(248,701)
Class I	(4,704,313)	(24,158,563)
Class R6	—	(16,236)
	(18,526,234)	(69,059,697)
Net increase (decrease)	(14,390,742)	7,955,747

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended December 31, 2023, and the year ended June 30, 2023, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class I Shares	Value
Six months ended
12/31/23	5,394	1,307	1,169	1,973	5,227	$37,604
Year ended
6/30/23	669,263	2,837	10,195	12,331	649,280	3,108,588

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

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On October 30, 2023, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

The Fund had no amounts outstanding as of December 31, 2023, or at any time during the period then ended.

6. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Fund made no Interfund Loans under the Interfund Lending Program during the six months ended December 31, 2023.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

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Notes to financial statements

Delaware Ivy Accumulative Fund

7. Securities Lending (continued)

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At December 31, 2023, the Fund had no securities out on loan.

8. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending

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on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2023, there were no Rule 144A securities held by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

On January 16, 2024, the Board approved the reorganization of the Fund below into and with a substantially similar fund and class of another Delaware Fund (the “Reorganization”) as shown in the table below:

Acquired Fund	Acquired Fund
Delaware Ivy Accumulative Fund, a series of the Trust	Delaware Ivy Large Cap Growth Fund, a series of the Trust

The Reorganization is subject to the approval of Fund shareholders at a special shareholder meeting anticipated to be held on March 25, 2024.

If the Reorganization is approved by shareholders at that March 25, 2024 special shareholder meeting, the Reorganization is expected to occur on or about April 26, 2024.

Management has determined that no other material events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)

Delaware Ivy Accumulative Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreement at a Meeting Held on August 8-10, 2023

At a meeting held on August 8-10, 2023 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Ivy Accumulative Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited (“MIMGL” or the “Affiliated Sub-Adviser”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2023, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreement, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreement for a

28

one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio manager. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the Delaware Funds by Macquarie complex (the “Delaware Funds”). Among other things, these services include third party service provider oversight, transfer agency, internal audit, valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Delaware Funds’ registration statement and supplements thereto and shareholder reports; responsibility for periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Adviser under the Sub-Advisory Agreement and the credentials and experience of the officers and employees of the Affiliated Sub-Adviser who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Adviser and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Adviser with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Adviser is part of Macquarie’s global investment platform that has offices and personnel that are located around the world. The Affiliated Sub-Adviser provides research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, makes recommendations regarding securities, provides portfolio management services and assists with security trades, as applicable. The Board took into account that the Sub-Advisory Agreement may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Adviser in managing the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing

29

Other Fund information (Unaudited)

Delaware Ivy Accumulative Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreement at a Meeting Held on August 8-10, 2023 (continued)

assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Adviser.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2022. The Board considered that the Fund was managed by Ivy Investment Management Company prior to the acquisition of its parent company, Waddell & Reed Financial, Inc. by Macquarie Asset Management, a division of Macquarie Group Ltd. (the “Transaction”), and that the Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor investment manager and not DMC.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5- and 10-year periods was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of December 2022 and October 2022, respectively. The Board noted the limited period of performance data available since it changed its portfolio management team and investment strategy and would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark for the various periods. The also Board noted that the Fund changed its benchmark index effective April 2023.

Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual

30

management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Adviser and, accordingly, that the retention of the Affiliated Sub-Adviser does not increase the fees and expenses incurred by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds, including the current breakpoints. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board noted DMC’s changes to its cost allocation methodology for its profitability analysis and the explanations for such changes. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that

31

Other Fund information (Unaudited)

Delaware Ivy Accumulative Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreement at a Meeting Held on August 8-10, 2023 (continued)

DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.

The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Adviser. Given the affiliation between DMC and the Affiliated Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Adviser, were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Adviser’s Sub-Advisory Agreement for an additional one-year period.

32

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

33

Semiannual report

Delaware Ivy Wilshire Global Allocation Fund

December 31, 2023

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Ivy Wilshire Global Allocation Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Ivy Wilshire Global Allocation Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of December 31, 2023, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from July 1, 2023 to December 31, 2023 (Unaudited)

The Fund seeks to provide total return.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2023 to December 31, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from July 1, 2023 to December 31, 2023 (Unaudited)

Delaware Ivy Wilshire Global Allocation Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Annualized Expense Ratio	Expenses Paid During Period 7/1/23 to 12/31/23*
Actual Fund return†
Class A	$1,000.00	$1,046.70	0.55%	$2.83
Class C	1,000.00	1,042.40	1.30%	6.67
Class I	1,000.00	1,049.20	0.30%	1.55
Class R6	1,000.00	1,048.00	0.15%	0.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,022.37	0.55%	$2.80
Class C	1,000.00	1,018.60	1.30%	6.60
Class I	1,000.00	1,023.63	0.30%	1.53
Class R6	1,000.00	1,024.38	0.15%	0.76
*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations
Delaware Ivy Wilshire Global Allocation Fund	As of December 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bond	0.16%
Common Stocks	0.00%
Affiliated Mutual Funds	99.41%
Alternative / Specialty Fund	2.15%
Fixed Income Funds	35.11%
Global / International Equity Funds	24.49%
US Equity Funds	37.66%
Short-Term Investments	0.51%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%
3

Consolidated schedule of investments
Delaware Ivy Wilshire Global Allocation Fund	December 31, 2023 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bond — 0.16%
Consumer Staples — 0.16%
COTA Series D 144A 4.896% 10/2/23 #, <<, =	6,475,373	$867,700
Total Corporate Bond (cost $6,475,373)		867,700

	Number of shares
Common Stocks — 0.00%
Consumer Discretionary — 0.00%
Media Group Holdings Series H <<, =, †	72,709	0
Media Group Holdings Series T <<, =, †	9,113	0
		0
Consumer Staples — 0.00%
COTA Series B =, †	51	0
		0
Total Common Stocks (cost $69,607,647)		0

Affiliated Mutual Funds — 99.41%<<
Alternative / Specialty Fund — 2.15%
Delaware Global Real Estate Fund Class R6	1,295,364	11,697,135
		11,697,135
Fixed Income Funds — 35.11%
Delaware Emerging Markets Debt Corporate Fund Institutional Class	1,379,452	10,414,865
Delaware Ivy Core Bond Fund Class R6	5,447,659	50,663,222
Delaware Ivy Global Bond Fund Class R6	9,335,331	86,165,099
Delaware Ivy Government Securities Fund Class R6	7,063,871	34,189,137
Delaware Limited-Term Diversified Income Fund Class R6	1,282,260	10,027,272
		191,459,595
Global / International Equity Funds — 24.49%
Delaware International Equity Fund II Class R6	1,573,928	24,317,190
Delaware Ivy International Core Equity Fund Class R6	4,637,194	92,975,742
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	877,652	16,280,445
		133,573,377
US Equity Funds — 37.66%
Delaware Ivy Core Equity Fund Class R6	2,575,317	48,209,941
Delaware Ivy Large Cap Growth Fund Class R6	1,983,868	65,586,692
Delaware Mid Cap Growth Equity Fund Class R6 †	212,897	6,073,952
Delaware Opportunity Fund Class R6	169,425	5,716,396
4

	Number of shares	Value (US $)
Affiliated Mutual Funds (continued)
US Equity Funds (continued)
Delaware Small Cap Core Fund Class R6	638,590	$17,810,265
Delaware Value Fund Class R6	3,694,990	61,964,986
		205,362,232
Total Affiliated Mutual Funds (cost $497,367,213)		542,092,339

Short-Term Investments — 0.51%
Money Market Mutual Funds — 0.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	696,794	696,794
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	696,794	696,794
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	696,794	696,794
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	696,794	696,794
Total Short-Term Investments (cost $2,787,176)		2,787,176
Total Value of Securities—100.08% (cost $576,237,409)		$545,747,215
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $867,700, which represents 0.16% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

5

Consolidated statement of assets and liabilities
Delaware Ivy Wilshire Global Allocation Fund	December 31, 2023 (Unaudited)

Assets:
Investments, at value*	$2,787,176
Investments of affiliated issuers, at value**	542,960,039
Cash	50,031
Receivable for fund shares sold	4,150,685
Receivable for securities sold	621,761
Dividends and interest receivable	408,068
Prepaid expenses	35,340
Other assets	63,342
Total Assets	551,076,442

Liabilities:
Payable for fund shares redeemed	4,789,262
Payable for securities purchased	379,322
Other accrued expenses	277,346
Administration expenses payable to affiliates	113,666
Distribution fees payable to affiliates	92,121
IRS compliance fee for foreign withholding tax claims (see Note 1)	77,213
Investment management fees payable to affiliates	27,342
Total Liabilities	5,756,272
Total Net Assets	$545,320,170

Net Assets Consist of:
Paid-in capital	$600,722,349
Total distributable earnings (loss)	(55,402,179)
Total Net Assets	$545,320,170
6

Net Asset Value

Class A:
Net assets	$426,716,521
Shares of beneficial interest outstanding, unlimited authorization, no par	55,892,193
Net asset value per share	$7.63
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.10

Class C:
Net assets	$2,836,806
Shares of beneficial interest outstanding, unlimited authorization, no par	400,688
Net asset value per share	$7.08

Class I:
Net assets	$115,710,722
Shares of beneficial interest outstanding, unlimited authorization, no par	14,898,355
Net asset value per share	$7.77

Class R6:
Net assets	$56,121
Shares of beneficial interest outstanding, unlimited authorization, no par	7,344
Net asset value per share	$7.64

*Investments, at cost	$2,787,176
**Investments of affiliated issuers, at cost	573,450,233

See accompanying notes, which are an integral part of the financial statements.

7

Consolidated statement of operations

Delaware Ivy Wilshire Global Allocation Fund Six months ended December 31, 2023 (Unaudited)

Investment Income:
Dividends from affiliated investments	$8,296,870
Interest from affiliated investments	78,608
Dividends	74,506
IRS compliance fee for foreign withholding tax claims (see Note 1)	(77,213)
8,372,771

Expenses:
Management fees	165,666
Distribution expenses — Class A	542,103
Distribution expenses — Class C	14,431
Dividend disbursing and transfer agent fees and expenses	456,317
Accounting and administration expenses	87,580
Reports and statements to shareholders expenses	54,874
Registration fees	20,109
Legal fees	13,537
Trustees’ fees and expenses	11,453
Audit and tax fees	10,139
Custodian fees	4,725
Other	6,536
1,387,470
Less expenses paid indirectly	(1,230)
Total operating expenses	1,386,240
Net Investment Income (Loss)	6,986,531

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	52,709
Affiliated investments	(4,210,213)
Capital gain distributions received from investments in affiliated investments	12,410,657
Net realized gain (loss)	8,253,153

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	8,872,769
Net Realized and Unrealized Gain (Loss)	17,125,922
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,112,453

See accompanying notes, which are an integral part of the financial statements.

8

Consolidated statements of changes in net assets

Delaware Ivy Wilshire Global Allocation Fund

	Six months ended 12/31/23 (Unaudited)	Year ended 6/30/23
Increase in Net Assets from Operations:
Net investment income (loss)	$6,986,531	$12,035,547
Net realized gain (loss)	8,253,153	39,526,650
Net change in unrealized appreciation (depreciation)	8,872,769	8,815,372
Net increase (decrease) in net assets resulting from operations	24,112,453	60,377,569

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(20,039,730)	(47,090,256)
Class C	(136,585)	(340,657)
Class I	(5,582,674)	(16,644,460)
Class R6	(2,670)	(6,369)
	(25,761,659)	(64,081,742)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	4,435,955	15,008,257
Class C	122,264	546,416
Class I	7,385,232	30,700,906
Class R6	—	9,695

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	20,030,324	47,021,010
Class C	136,585	340,651
Class I	5,579,535	16,644,167
Class R6	2,670	6,369
	37,692,565	110,277,471
9

Consolidated statements of changes in net assets

Delaware Ivy Wilshire Global Allocation Fund

	Six months ended 12/31/23 (Unaudited)	Year ended 6/30/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(55,275,678)	$(141,049,571)
Class C	(588,184)	(1,714,048)
Class I	(37,021,485)	(110,489,093)
Class R6	(14,368)	(7)
	(92,899,715)	(253,252,719)
Decrease in net assets derived from capital share transactions	(55,207,150)	(142,975,248)
Net Decrease in Net Assets	(56,856,356)	(146,679,421)

Net Assets:
Beginning of period	602,176,526	748,855,947
End of period	$545,320,170	$602,176,526

See accompanying notes, which are an integral part of the financial statements.

10

Consolidated financial highlights

Delaware Ivy Wilshire Global Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio excluding litigation expenses reimbursement was 0.38%.

See accompanying notes, which are an integral part of the financial statements.

11

Six months ended 12/31/23[1]	Year ended
(Unaudited)	6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
$7.65	$7.73	$9.71	$7.84	$8.11	$8.48

0.09	0.13	0.14	0.15	0.17	0.15
0.27	0.57	(1.48)	1.99	(0.07)	0.08
0.36	0.70	(1.34)	2.14	0.10	0.23

(0.02)	(0.16)	(0.27)	(0.15)	(0.18)	(0.17)
(0.36)	(0.62)	(0.37)	(0.12)	(0.19)	(0.43)
(0.38)	(0.78)	(0.64)	(0.27)	(0.37)	(0.60)

$7.63	$7.65	$7.73	$9.71	$7.84	$8.11

4.67%	9.76%[4]	(14.78%)[4]	27.59%[4]	0.95%[4]	3.52%[4]

$426,716	$458,906	$540,381	$756 [5]	$686 [5]	$820 [5]
0.55%	0.49%	0.38%	0.32%[7]	0.38%	0.40%
0.55%	0.52%	0.51%	0.35%	0.42%	0.44%
2.48%	1.75%	1.53%	1.65%	2.12%	1.89%
2.48%	1.72%	1.40%	1.62%	2.08%	1.85%
17%	48%	28%	20%	33%	36%
12

Consolidated financial highlights

Delaware Ivy Wilshire Global Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Expense ratio excluding litigation expenses reimbursement was 1.19%.

See accompanying notes, which are an integral part of the financial statements.

13

Six months ended 12/31/23[1]	Year ended
(Unaudited)	6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
$7.14	$7.24	$9.12	$7.39	$7.68	$8.04

0.06	0.08	0.06	0.08	0.10	0.08
0.24	0.51	(1.37)	1.86	(0.08)	0.09
0.30	0.59	(1.31)	1.94	0.02	0.17

— [3]	(0.07)	(0.20)	(0.09)	(0.12)	(0.10)
(0.36)	(0.62)	(0.37)	(0.12)	(0.19)	(0.43)
(0.36)	(0.69)	(0.57)	(0.21)	(0.31)	(0.53)

$7.08	$7.14	$7.24	$9.12	$7.39	$7.68

4.24%	8.84%[5]	(15.33%)[5]	26.45%[5]	0.02%[5]	2.91%[5]

$2,837	$3,189	$4,056	$7 [6]	$8 [6]	$11 [6]
1.30%	1.29%	1.21%	1.13%[8]	1.20%	1.19%
1.30%	1.33%	1.26%	1.16%	1.23%	1.21%
1.69%	1.12%	0.70%	0.96%	1.32%	1.07%
1.69%	1.08%	0.65%	0.93%	1.29%	1.05%
17%	48%	28%	20%	33%	36%
14

Consolidated financial highlights

Delaware Ivy Wilshire Global Allocation Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio excluding litigation expenses reimbursement was 0.08%.

See accompanying notes, which are an integral part of the financial statements.

15

Six months ended 12/31/23[1]	Year ended
(Unaudited)	6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
$7.77	$7.85	$9.85	$7.94	$8.22	$8.58

0.10	0.16	0.17	0.18	0.20	0.18
0.28	0.57	(1.50)	2.02	(0.09)	0.09
0.38	0.73	(1.33)	2.20	0.11	0.27

(0.02)	(0.19)	(0.30)	(0.17)	(0.20)	(0.20)
(0.36)	(0.62)	(0.37)	(0.12)	(0.19)	(0.43)
(0.38)	(0.81)	(0.67)	(0.29)	(0.39)	(0.63)

$7.77	$7.77	$7.85	$9.85	$7.94	$8.22

4.92%	10.04%[4]	(14.51%)[4]	28.09%[4]	1.13%[4]	3.98%[4]

$115,711	$140,014	$204,367	$371 [5]	$339 [5]	$426 [5]
0.30%	0.19%	0.08%	0.03%[7]	0.07%	0.07%
0.30%	0.22%	0.13%	0.06%	0.12%	0.12%
2.52%	2.00%	1.86%	1.95%	2.42%	2.22%
2.52%	1.97%	1.81%	1.92%	2.37%	2.17%
17%	48%	28%	20%	33%	36%
16

Consolidated financial highlights

Delaware Ivy Wilshire Global Allocation Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

17

Six months ended 12/31/23[1]	Year ended
(Unaudited)	6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
$7.66	$7.75	$9.72	$7.84	$8.12	$8.48

0.11	0.18	0.16	0.18	0.19	0.18
0.25	0.54	(1.46)	1.99	(0.08)	0.08
0.36	0.72	(1.30)	2.17	0.11	0.26

(0.02)	(0.19)	(0.30)	(0.17)	(0.20)	(0.19)
(0.36)	(0.62)	(0.37)	(0.12)	(0.19)	(0.43)
(0.38)	(0.81)	(0.67)	(0.29)	(0.39)	(0.62)

$7.64	$7.66	$7.75	$9.72	$7.84	$8.12

4.80%	10.12%[4]	(14.39%)[4]	28.06%[4]	1.14%[4]	3.95%[4]

$56	$68	$52	$— [5,6]	$— [5,6]	$— [5,6]
0.15%	0.18%	0.08%	0.02%	0.07%	0.07%
0.15%	0.20%	0.11%	0.05%	0.10%	0.09%
3.01%	2.39%	1.76%	2.04%	2.42%	2.25%
3.01%	2.37%	1.73%	2.01%	2.39%	2.23%
17%	48%	28%	20%	33%	36%
18

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund	December 31, 2023 (Unaudited)

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 30 series. The consolidated financial statements and the related notes pertain to Delaware Ivy Wilshire Global Allocation Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class I, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class I and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various

19

factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended December 31, 2023, and for all open tax years (years ended June 30, 2020–June 30, 2023), and has concluded that no provision for federal income tax is required in the Fund’s consolidated financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Consolidated statement of operations.” During the six months ended December 31, 2023, the Fund did not incur any interest or tax penalties.

Ivy WGA III (SBP), LLC is subject to US federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.

Ivy WGA III (SBP), LLC income tax expense (benefit) was comprised of the following current and deferred income tax expense (benefit):

	Current	Deferred	Total
Tax expense/(benefit)	$—	$(14,522,672)	$(14,522,672)
Valuation allowance	—	14,522,672	14,522,672
	$—	$—	$—

Components of Ivy WGA III (SBP), LLC’s deferred tax assets and liabilities as of June 30, 2023 were as follows:

Deferred Tax Assets / (Liabilities):
Basis in partnerships	$23,987,700
Net operating loss	45,155,769
Other	12,113
Total net deferred tax asset/(liability) before valuation allowance	69,155,582
Less: valuation allowance	(69,155,582)
Net deffered tax asset/(liability)	$—

Net operating loss carryforwards are available to offset future taxable income of Ivy WGA III (SBP), LLC. Ivy WGA III (SBP), LLC had cumulative net operating loss carryforwards as of its

20

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

1. Significant Accounting Policies (continued)

most recent tax year ending June 30, 2023, of $45,155,769. Net operating loss carryforwards from 2014 – 2017 expire within 20 years and any net operating loss carryforwards from 2018 and forward do not expire as they pertain to federal income tax.

Total income tax (current and deferred) was computed by applying the federal statutory income tax rate of 21% and estimated applicable state tax statutory rates (net of federal tax benefit) to net investment income and realized and unrealized gains/(losses) on investments before taxes for the year ended June 30, 2023 as follows:

Income tax expense/(benefit) at statutory rate of 21%	$2,028,321
Adjustment to prior year deferred taxes	(16,550,993)
State income tax expense, net of federal benefit	—
Less: valuation allowance	14,522,672
Total income tax expense/(benefit)	$—

The Ivy WGA III (SBP), LLC recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Ivy WGA III (SBP), LLC’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on US tax returns filed since inception of the Ivy WGA III (SBP), LLC. The Ivy WGA III (SBP), LLC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as “Reclaim income” on the “Statements of operations.” Any fees associated with these filings are included on the “Statements of operations” under “Audit and tax fees.” For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.

The Fund is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that

21

class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Use of Estimates — The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and dividends semiannually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Consolidated statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the following annual rates as a percentage of average daily net assets:

22

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the Private Equity Segment: 0.70% of net assets of this segment up to $1 billion; 0.65% of net assets of this segment over $1 billion and up to $2 billion; 0.60% of net assets of this segment over $2 billion and up to $3 billion; and 0.55% of net assets of this segment over $3 billion.

For the Multi-Asset Segment, the Fund’s cash on hand and all other Fund assets other than the Private Equity Segment: 0.06% of net assets of this segment up to $500 million; 0.05% of net assets of this segment over $500 million and up to $1 billion; 0.04% of net assets of this segment over $1 billion and up to $2 billion; and 0.03% of net assets of this segment over $2 billion.

Under an agreement between DMC and Wilshire, Wilshire serves as sub-adviser to the Fund. The sub-adviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of DMC and the oversight of the Board. DMC pays all applicable costs of the sub-adviser.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC’s annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Consolidated statement of operations” under “Accounting and administration expenses.” For the six months ended December 31, 2023, the Fund paid $11,801 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Consolidated statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended December 31, 2023, the Fund paid $18,467 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Consolidated statement of operations” under “Dividend disbursing and

23

transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Class I and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended December 31, 2023, the Fund paid $7,880 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Consolidated statement of operations” under “Legal fees.”

For the six months ended December 31, 2023, DDLP earned $15,463 for commissions on sales of the Fund’s Class A shares. For the six months ended December 31, 2023, DDLP received gross CDSC commissions of $386 and $224 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

A summary of the transactions in affiliated companies during the six months ended December 31, 2023 was as follows:

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities
Corporate Bond—0.16%
COTA Series D#,=	$867,700	$78,608	$—	$—	$(78,608)
Common Stocks—0.00%
COTA Series B=,†	—	—	—	—	—
Media Group Holdings Series H†,=	—	—	46,578	—	46,578
Media Group Holdings Series T†,=	—	—	—	—	—
Total	$—	$—	$46,578	$—	$46,578
24

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities
Affiliated Mutual Funds—99.41%
Delaware Emerging Markets Debt Corporate Fund	$—	$12,019,279	$1,770,928	$(31,525)	$198,039
Delaware Global Real Estate Fund	11,830,637	754,719	1,635,032	(566,065)	1,312,876
Delaware International Equity Fund II	26,004,419	2,973,230	3,677,328	(6,050)	(977,081)
Delaware Ivy Core Bond Fund	57,869,365	3,052,243	10,865,820	(1,998,049)	2,605,483
Delaware Ivy Core Equity Fund	53,903,560	4,825,124	9,458,419	611,424	(1,671,748)
Delaware Ivy Emerging Markets Local Currency Debt Fund	11,958,297	—	11,962,949	(434,568)	439,220
Delaware Ivy Global Bond Fund	74,709,786	19,351,881	11,542,841	(1,507,579)	5,153,852
Delaware Ivy Government Securities Fund	22,938,068	15,620,574	4,771,579	(585,112)	987,186
Delaware Ivy International Core Equity Fund	87,160,906	20,032,530	15,942,240	(103,538)	1,828,084
Delaware Ivy International Small Cap Fund	18,100,860	—	18,050,577	(657,925)	607,642
Delaware Ivy Large Cap Growth Fund	77,462,714	1,812,977	16,870,495	3,954,818	(773,322)
Delaware Ivy Mid Cap Growth Fund	6,492,218	—	6,333,340	1,720,146	(1,879,024)
Delaware Ivy Systematic Emerging Markets Equity Fund	21,323,636	553,320	5,498,802	136,484	(234,193)
Delaware Ivy Total Return Bond Fund	17,269,115	700,956	17,679,931	(2,873,464)	2,583,324
Delaware Limited-Term Diversified Income Fund	14,545,983	222,526	4,927,684	(49,991)	236,438
Delaware Mid Cap Growth Equity Fund†	—	6,430,731	673,987	(37,413)	354,621
Delaware Opportunity Fund	6,231,634	311,163	1,130,768	(92,535)	396,902
Delaware Small Cap Core Fund	19,034,434	2,037,255	3,871,654	(124,933)	735,163
Delaware Value Fund	71,994,649	6,282,445	11,749,107	(1,564,338)	(2,998,663)
	$598,830,281	$96,980,953	$158,413,481	$(4,210,213)	$8,904,799
Total	$599,697,981	$97,059,561	$158,460,059	$(4,210,213)	$8,872,769
25

	Value, end of period		Shares	Interest/Dividend Income	Capital gain distributions
Corporate Bond—0.16%
COTA Series D#,=	$867,700		6,475,373	$78,608	$—
Common Stocks—0.00%
COTA Series B=,†	—	*	51	—	—
Media Group Holdings Series H=,†	—		72,709	—	—
Media Group Holdings Series T=,†	—		9,113	—	—
Total	$—			$—	$—
Affiliated Mutual Funds—99.41%
Delaware Emerging Markets Debt Corporate Fund	10,414,865		1,379,452	269,813	—
Delaware Global Real Estate Fund	11,697,135		1,295,364	61,806	—
Delaware International Equity Fund II	24,317,190		1,573,928	385,635	—
Delaware Ivy Core Bond Fund	50,663,222		5,447,659	1,227,758	—
Delaware Ivy Core Equity Fund	48,209,941		2,575,317	222,672	4,363,544
Delaware Ivy Emerging Markets Local Currency Debt Fund	—		—	—	—
Delaware Ivy Global Bond Fund	86,165,099		9,335,331	1,400,463	—
Delaware Ivy Government Securities Fund	34,189,137		7,063,871	530,243	—
Delaware Ivy International Core Equity Fund	92,975,742		4,637,194	2,589,596	—
Delaware Ivy International Small Cap Fund	—		—	—	—
Delaware Ivy Large Cap Growth Fund	65,586,692		1,983,868	—	1,812,977
Delaware Ivy Mid Cap Growth Fund	—		—	—	—
Delaware Ivy Systematic Emerging Markets Equity Fund	16,280,445		877,652	553,320	—
Delaware Ivy Total Return Bond Fund	—		—	—	—
Delaware Limited-Term Diversified Income Fund	10,027,272		1,282,260	220,763	—
Delaware Mid Cap Growth Equity Fund†	6,073,952		212,897	—	—
Delaware Opportunity Fund	5,716,396		169,425	70,133	66,096
Delaware Small Cap Core Fund	17,810,265		638,590	125,807	524,455
Delaware Value Fund	61,964,986		3,694,990	638,861	5,643,585
	$542,092,339			$8,296,870	$12,410,657
Total	$542,960,039			$8,375,478	$12,410,657
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3.
†	Non-income producing security.
*	This value is not included on the Statements of of assets and liabilities, as it is not affiliated as of December 31, 2023.
26

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

3. Investments

For the six months ended December 31, 2023, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$96,980,953
Sales	158,413,481

At December 31, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2023, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$576,237,409
Aggregate unrealized appreciation of investments	$126,358,709
Aggregate unrealized depreciation of investments	(156,848,903)
Net unrealized depreciation of investments	$(30,490,194)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
27

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2023:

	Level 1	Level 3		Total
Securities
Assets:
Affiliated Mutual Funds	$542,092,339	$—		$542,092,339
Common Stocks	—	—	[1]	—
Corporate Bond	—	867,700		867,700
Short-Term Investments	2,787,176	—		2,787,176
Total Value of Securities	$544,879,515	$867,700		$545,747,215

1The security that has been valued at zero on the “Consolidated schedule of investments” is considered to be a Level 3 investment in this table.

During the six months ended December 31, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

28

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 12/31/23	Year ended 6/30/23
Shares sold:
Class A	586,631	1,961,600
Class C	17,334	76,924
Class I	960,435	3,911,818
Class R6	—	1,277

Shares issued upon reinvestment of dividends and distributions:
Class A	2,661,639	6,583,803
Class C	19,569	51,046
Class I	729,052	2,295,322
Class R6	354	891
	4,975,014	14,882,681

Shares redeemed:
Class A	(7,314,915)	(18,450,936)
Class C	(83,119)	(241,579)
Class I	(4,801,601)	(14,220,658)
Class R6	(1,851)	(1)
	(12,201,486)	(32,913,174)
Net decrease	(7,226,472)	(18,030,493)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the previous page and on the “Consolidated statements of changes in net assets.” For the six months ended December 31, 2023 and the year ended June 30, 2023, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class I Shares	Class R6 Shares	Value
Six months ended
12/31/23	2,049	—	—	—	2,015	—	$15,593
Year ended
6/30/23	662,124	3,770	23,888	26,649	652,676	1,129	5,249,020

5. Basis of consolidation for Delaware Ivy Wilshire Global Allocation Fund

Ivy WGA III (SBP), LLC (formerly known as WRA ASF III (SBP), LLC) (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an

29

investment vehicle for the Delaware Ivy Wilshire Global Allocation Fund (referred to as “the Fund” in this subsection). The Company acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Company. The consolidated financial statements include the accounts of the Fund and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Company comprising the entire issued share capital of the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Company.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2023 of the Company to the Fund.

	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary/ company net assets	Percentage of Fund net assets
Ivy WGA III (SBP), LLC	4-9-13	4-23-13	$545,302,731	$17,439	0.00%

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

On October 30, 2023, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

The Fund had no amounts outstanding as of December 31, 2023, or at any time during the period then ended.

30

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

7. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Fund made no Interfund Loans under the Interfund Lending Program during the six months ended December 31, 2023.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate accounts. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and

31

asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At December 31, 2023, the Fund had no securities out on loan.

9. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The performance of the Fund will depend on the success of the allocations among the chosen underlying funds, and in general, the Fund is subject to the same risks as those of its underlying funds.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s

32

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

9. Credit and Market Risks (continued)

limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Consolidated schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in the Fund’s consolidated financial statements.

33

Other Fund information (Unaudited)

Delaware Ivy Wilshire Global Allocation Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreement at a Meeting Held on August 8-10, 2023

At a meeting held on August 8-10, 2023 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Ivy Wilshire Global Allocation Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreement with Wilshire Advisors LLC (“Wilshire” or the “Sub-Adviser”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2023, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreement, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreement for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

34

Other Fund information (Unaudited)

Delaware Ivy Wilshire Global Allocation Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreement at a Meeting Held on August 8-10, 2023 (continued)

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the Delaware Funds by Macquarie complex (the “Delaware Funds”). Among other things, these services include third party service provider oversight, transfer agency, internal audit, valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Delaware Funds’ registration statement and supplements thereto and shareholder reports; responsibility for periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Sub-Adviser under the Sub-Advisory Agreement and the credentials and experience of the officers and employees of the Sub-Adviser who provide these services, including the Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Sub-Adviser and the oversight provided by DMC. The Board also considered the expertise of the Sub-Adviser with respect to certain asset classes and/or investment styles. The Board took into account that the Sub-Advisory Agreement may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Sub-Adviser in managing the Fund. The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Sub-Adviser.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with

35

portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2022. The Board considered that the Fund was managed by Ivy Investment Management Company prior to the acquisition of its parent company, Waddell & Reed Financial, Inc. by Macquarie Asset Management, a division of Macquarie Group Ltd. (the “Transaction”), and that the Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor investment manager and not DMC.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional flexible portfolio funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the third, second, second and fourth quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was below the median of its Performance Universe and for the 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 3-year periods and underperformed its benchmark index for the 5- and 10-year periods. The Board noted the explanations from DMC and from the Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark for the various periods.

Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

36

Other Fund information (Unaudited)

Delaware Ivy Wilshire Global Allocation Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreement at a Meeting Held on August 8-10, 2023 (continued)

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Sub-Adviser and, accordingly, that the retention of the Sub-Adviser does not increase the fees and expenses incurred by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds, including the current breakpoints. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board noted DMC’s changes to its cost allocation methodology for its profitability analysis and the explanations for such changes. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.

The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Sub-Adviser.

37

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Sub-Adviser’s Sub-Advisory Agreement for an additional one-year period.

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

38

Item 2.   Code of Ethics

Not applicable.

Item 3.   Audit Committee Financial Expert

Not applicable.

Item 4.   Principal Accountant Fees and Services

Not applicable.

Item 5.   Audit Committee of Listed Registrants

Not applicable.

Item 6.   Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures.

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b)

under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Recovery of Erroneously Awarded Compensation

Not applicable.

Item 14.  Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2)   Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3)   Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

IVY FUNDS

/s/SHAWN K. LYTLE

By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	February 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE

By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	February 21, 2024
/s/RICHARD SALUS

By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 21, 2024